Basis of Accounting (Tables)	9 Months Ended
Oct. 31, 2018
Basis Of Presentation [Abstract]
Disclosure of changes in accounting policy

Impact on Unaudited Condensed Consolidated Interim	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Statement of Financial Position	£000s	£000s	£000s
Non-current liabilities
Deferred revenue	(18,033)	(27,270)	(9,237)
Current liabilities
Deferred revenue	(10,012)	(13,834)	(3,822)
Equity
Accumulated losses reserve	(80,898)	(93,957)	(13,059)

Impact on Unaudited Condensed Consolidated Interim	Original Three months ended October 31, 2017	Adjusted Three months ended October 31, 2017	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Revenue	1,727	2,634	907
Loss for the period	(1,772)	(865)	907

Impact on Unaudited Condensed Consolidated Interim	Original Nine months ended October 31, 2017	Adjusted Nine months ended October 31, 2017	Impact
Statement of Comprehensive Income	£000s	£000s	£000s
Revenue	22,407	9,112	(13,295)
Profit / (loss) for the period	4,388	(8,907)	(13,295)

Impact on Unaudited Condensed Consolidated Interim	Original Nine months ended October 31, 2017	Adjusted Nine months ended October 31, 2017	Impact
Statement of Cash Flows	£000s	£000s	£000s
Profit / (loss) before income tax	429	(12,866)	(13,295)
Adjusted for:
(Decrease) / increase in deferred revenue	(5,184)	8,111	13,295
Impact on net cash generated from operating activities	(4,755)	(4,755)	—